Expense Example - Federated Hermes Short-Intermediate Total Return Bond Fund	A 1 Year	A 3 Years	A 5 Years	A 10 Years	IS 1 Year	IS 3 Years	IS 5 Years	IS 10 Years	SS 1 Year	SS 3 Years	SS 5 Years	SS 10 Years	R6 1 Year	R6 3 Years	R6 5 Years	R6 10 Years
USD ($)	184	362	556	1,115	55	173	302	677	82	255	444	990	51	160	280	628